Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020
Series B Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 0.1		$ 0.2
Series B 1Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 0.2	$ 0.1